Taxation - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets
Tax loss carry forward	¥ 117,753	$ 17,073	¥ 89,147
Unabsorbed capital allowance	140,940	20,434	73,567
Depreciation expense, amortization expense and impairment	58,648	8,503	82,957
Operating lease	50,014	7,251	59,748
Accrued expenses and others	44,414	6,439	29,212
Less: Valuation allowance	102,743	14,896	72,606
Deferred tax assets	309,026	44,804	262,025
Deferred tax liabilities
Property and equipment	485,179	70,344	329,917
Acquisition of intangible assets	79,303	11,498	86,283
Debt issuance cost	6,126	888	15,431
Operating lease	53,398	7,742	63,039
Others	16,559	2,400	7,439
Deferred tax liabilities	640,565	92,872	502,109
Deferred tax assets	44,596	6,466	30,866
Deferred tax liabilities	376,135	54,534	270,950
Net deferred tax liabilities	¥ 331,539	$ 48,068	¥ 240,084